Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 — SHAREHOLDERS’ EQUITY

Ordinary shares

As of December 31, 2024, the Company was authorized to issue 500,000,000 ordinary shares, $0.0001 par value per share.

Business Combination

In connection with the Business Combination, the audited consolidated statements of changes in shareholders’ equity has been retroactively restated to reflect the number of shares received by PSI in the First Merger. The consolidated statements of changes in shareholders’ equity as of December 31, 2024 reflects the following transactions consummated in connection with the Business Combination in regards to outstanding ordinary shares of the Company: (i) the conversion of 200,000 ordinary shares of PSI to 20,000,000 of the Company’s ordinary shares; (ii) the conversion of AIB securities equivalents to 3,581,061 ordinary shares to 3,581,061 of the Company’s ordinary shares; (iii) issuance of 501,875 ordinary shares of the Company for underwriting and advisory services provided by Maxim Group LLC and its affiliate; and (iv) issuance of 200,000 ordinary shares of the Company for reverse recapitalization incremental cost.

Share options

In connection with the 2024 Plan as defined and mentioned in Note 17, 1,694,000 share options were exercised and 1,694,000 ordinary shares of the Company were issued accordingly.

Dividends

The ordinary shareholders are entitled to receive dividends, if and when declared by the Company’s board of directors. In November 2023, PSI declared and made dividends of $19.8 per ordinary shares in the amount of $3,964,212 to its ordinary shareholders.